SWK Holdings Corporation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 1. SWK Holdings Corporation and Summary of Significant Accounting Policies

Nature of Operations

SWK Holdings Corporation (“SWK” or the “Company”) is engaged in investing in the pharmaceutical and biotechnology royalty securitization market.  The Company’s strategy is to provide capital to a broad range of life science companies, institutions and inventors. The Company is currently focused on monetizing cash flow streams derived from commercial-stage products and related intellectual property through royalty purchases and financings, as well as through the creation of synthetic revenue interests in commercialized products. The Company intends to fill a niche that it believes is underserved in the sub-$50 million transaction size. The Company’s goal is to redeploy its existing assets to earn interest, fee, and other income pursuant to this strategy, and the Company continues to identify and review financing and similar opportunities on an ongoing basis. In addition the Company is also engaged in the business of providing investment advisory services to institutional clients.

The Company has net operating loss carryforwards (“NOLs”) and believes that the ability to utilize these NOLs is an important and substantial asset. The Company believes that the foregoing business strategies can create value for its stockholders, and produce prospective taxable income (or the ability to generate capital gains) that might permit the Company to utilize the NOLs. The Company is unable to assure investors that it will find suitable financing opportunities or that it will be able to utilize its existing NOLs.

Basis of Presentation

The Company’s unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The unaudited condensed consolidated financial statements include the accounts of all subsidiaries and affiliates in which the Company holds a controlling financial interest as of the financial statement date. Normally a controlling financial interest reflects ownership of a majority of the voting interests. The Company consolidates a variable interest entity (“VIE”) when it possesses both the power to direct the activities of the VIE that most significantly impact its economic performance and the Company is either obligated to absorb the losses that could potentially be significant to the VIE or the Company holds the right to receive benefits from the VIE that could potentially be significant to the VIE, after elimination of intercompany accounts and transactions.

The Company owns interests in various partnerships and limited liability companies, or LLCs.  The Company consolidates its investments in these partnerships or LLCs, where the Company, as the general partner or managing member, exercises effective control, even though the Company’s ownership is less than 50%.  The related governing agreements provide the Company with broad powers, and the other parties do not participate in the management of the entity and do not have the substantial ability to remove the Company.  The Company has reviewed each of the underlying agreements to determine if it has effective control.  If circumstances changed and it was determined this control did not exist, this investment would be recorded using the equity method of accounting.  Although this would change individual line items within the Company’s condensed consolidated financial statements, it would have no effect on our operations and/or total stockholders’ equity attributable to the Company. The Company operates in one operating segment with a single management team that reports to the chief executive officer, who is the Company’s chief operating decision maker.

Unaudited Interim Financial Information

The unaudited condensed consolidated financial statements have been prepared by the Company and reflect all normal, recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the interim financial information. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the year ending December 31, 2014. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted under the rules and regulations of the Securities and Exchange Commission (“SEC”). These unaudited condensed consolidated financial statements and notes included herein should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, filed with the SEC on March 31, 2014. The year-end unaudited condensed consolidated balance sheet data was derived from the Company’s audited financial statements, but does not include all disclosures required by GAAP.

Variable Interest Entities

An entity is referred to as a VIE if it possesses one of the following criteria: (i) it is thinly capitalized, (ii) the residual equity holders do not control the entity, (iii) the equity holders are shielded from the economic losses, (iv) the equity holders do not participate fully in the entity’s residual economics, or (v) the entity was established with non-substantive voting interests. The Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the activities of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. Along with the VIEs that are consolidated in accordance with these guidelines, the Company also holds variable interests in other VIEs that are not consolidated because it is not the primary beneficiary. The Company continually monitors both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. See Note 4 for further discussion of VIEs.

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are required in the determination of revenue recognition, stock-based compensation, impairment of financing receivables and long-lived assets, valuation of warrants, useful lives of property and equipment, income taxes and contingencies and litigation, among others.  Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. The Company estimates often are based on complex judgments, probabilities and assumptions that it believes to be reasonable but that are inherently uncertain and unpredictable. For any given individual estimate or assumption made by the Company, there may also be other estimates or assumptions that are reasonable.

The Company regularly evaluates its estimates and assumptions using historical experience and other factors, including the economic environment. As future events and their effects cannot be determined with precision, the Company’s estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. Market conditions, such as illiquid credit markets, volatile equity markets, and economic downturn, can increase the uncertainty already inherent in the Company’s estimates and assumptions. The Company adjusts its estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our condensed consolidated financial statements on a prospective basis unless they are required to be treated retrospectively under the relevant accounting standard. It is possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Equity Method Investments

The Company accounts for portfolio companies whose results are not consolidated, but over which it exercises significant influence, under the equity method of accounting. Whether or not the Company exercises significant influence with respect to a portfolio company depends on an evaluation of several factors including, among others, representation of the Company on the portfolio company’s board of directors and the Company’s ownership level. Under the equity method of accounting, the Company does not reflect a portfolio company’s financial statements within the company’s unaudited consolidated financial statements; however, the Company’s share of the income or loss of such portfolio company is reflected in income in the unaudited condensed consolidated statements of income. The Company includes the carrying value of equity method portfolio companies as part of the investment in unconsolidated entities on the unaudited condensed consolidated balance sheets.

When the Company’s carrying value in an equity method portfolio company is reduced to zero, the Company records no further losses in its unaudited condensed consolidated statements of income unless the Company has an outstanding guarantee obligation or has committed additional funding to such equity method portfolio company. When such equity method portfolio company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of the Company’s share of losses not previously recognized.

Finance Receivables

The Company extends credit to customers through a variety of financing arrangements, including revenue interest term loans. The amounts outstanding on loans are referred to as finance receivables and are included in Finance Receivables on the unaudited condensed consolidated balance sheets.  It is the Company’s expectation that the loans originated will be held for the foreseeable future or until maturity. In certain situations, for example to manage concentrations and/or credit risk, some or all of certain exposures may be sold. Loans for which the Company has the intent and ability to hold for the foreseeable future or until maturity are classified as held for investment (“HFI”). If the Company no longer has the intent or ability to hold loans for the foreseeable future, then the loans are transferred to held for sale (“HFS”). Loans entered into with the intent to resell are classified as HFS.

If it is determined that a loan should be transferred from HFI to HFS, then the balance is transferred at the lower of cost or fair value. At the time of transfer, a write-down of the loan is recorded as a write-off when the carrying amount exceeds fair value and the difference relates to credit quality, otherwise the write-down is recorded as a reduction in interest and other income (expense), net, and any loan loss reserve is reversed. Once classified as HFS, the amount by which the carrying value exceeds fair value is recorded as a valuation allowance and is reflected as a reduction to interest and other income.

If it is determined that a loan should be transferred from HFS to HFI, the loan is transferred at the lower of cost or fair value on the transfer date, which coincides with the date of change in management’s intent. The difference between the carrying value of the loan and the fair value, if lower, is reflected as a loan discount at the transfer date, which reduces its carrying value. Subsequent to the transfer, the discount is accreted into earnings as an increase to finance revenue over the life of the loan using the effective interest method.

Finance receivables are stated at their principal amounts inclusive of deferred loan origination fees.  Interest income is credited as earned based on the effective interest rate method except when a finance receivable becomes past due 90 days or more and doubt exists as to the ultimate collection of interest or principal; in those cases the recognition of income is discontinued.

Marketable Investments

Available-for-sale securities are reported at fair value with unrealized gains or losses recorded in accumulated other comprehensive income, net of applicable income taxes. The available-for-sale portfolio as of June 30, 2014 and December 31, 2013 includes one debt security. In any case where fair value might fall below amortized cost, the Company would consider whether that security is other-than-temporarily impaired using all available information about the collectability of the security. The Company would not consider that an other-than temporary impairment for a debt security has occurred if (1) the Company does not intend to sell the debt security, (2) it is not more likely than not that the Company will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. The Company would consider that an other-than-temporary impairment has occurred if any of the above mentioned three conditions are not met.

For a debt security for which an other-than-temporary impairment is considered to have occurred, the Company would recognize the entire difference between the amortized cost and the fair value in earnings if the Company intends to sell the debt security or it is more likely than not that the Company will be able to sell the debt security before recovery of its amortized cost basis. If the Company does not intend to sell the debt security and it is not more likely than not that the Company will be required to sell the debt security before recovery of its amortized cost basis, the Company would separate the difference between the amortized cost and the fair value of the debt security into the credit loss component and the non-credit loss component. The credit loss component would be recognized in earnings and the non-credit loss component would be recognized in other comprehensive income, net of applicable income taxes.

Derivatives

All derivatives held by the Company are recognized in the unaudited condensed consolidated balance sheets at fair value. The accounting treatment for subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the unaudited condensed consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the unaudited condensed consolidated statements of income, or recorded in other comprehensive income. The Company had no derivatives designated as hedges as of June 30, 2014 and December 31, 2013. The Company holds three warrants issued to the Company in conjunction with the term loan investments discussed in Note 2. These warrants are included in other assets in the unaudited condensed consolidated balance sheets. The Company issued a warrant on its own common stock in the year ended December 31, 2013, in conjunction with its credit facility discussed in Note 5. This warrant meets the definition of a derivative and is reflected as warrant liability at fair value in the unaudited condensed consolidated balance sheets as of June 30, 2014 and December 31, 2013.

Revenue Recognition

The Company records interest income on an accrual basis based on the effective interest rate method to the extent that it expects to collect such amounts. The Company recognizes investment management fees as earned over the period the services are rendered.  In general, the majority of investment management fees earned are charged either monthly or quarterly.  Incentive fees, if any, are recognized when earned at the end of the relevant performance period, pursuant to the underlying contract.  Other administrative service revenues are recognized when contractual obligations are fulfilled or as services are provided.

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, finance receivables and marketable investments. The Company invests its excess cash with major U.S. banks and financial institutions. The Company has not experienced any losses on its cash and cash equivalents.

The Company performs ongoing credit evaluations of its customers and generally requires collateral.  For the six months ended June 30, 2014 and 2013, three partners companies accounted for 71 percent and 93 percent of total revenue, respectively. For the three months ended June 30, 2014 and 2013, three partners company accounted for 69 percent and 96 percent of total revenue, respectively.

The Company does not expect its current or future credit risk exposures to have a significant impact on its operations. However, there can be no assurance that its business will not experience any adverse impact from credit risk in the future.

Net Income per Share

Basic net income per share is computed using the weighted average number of outstanding shares of common stock. Diluted net income per share is computed using the weighted average number of outstanding shares of common stock and, when dilutive, shares of common stock issuable upon exercise of options and warrants deemed outstanding using the treasury stock method.

The following table shows the computation of basic and diluted earnings per share for the following (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
Numerator:
Net income attributable to SWK Holdings Corporation Stockholders	$1,392	$380	$2,849	$440

Denominator:
Weighted-average shares outstanding	41,510	41,352	41,486	41,334
Effect of dilutive securities	79	59	73	70

Weighted-average diluted shares	41,589	41,411	41,559	41,404

Basic earnings per share	$0.03	$0.01	$0.07	$0.01
Diluted earnings per share	$0.03	$0.01	$0.07	$0.01

For the three and six month periods ended June 30, 2014 and 2013, outstanding stock options and warrants to purchase shares of common stock in an aggregate of approximately 4,175,000 and 4,175,000 shares and 3,205,000 and 5,255,000 shares, respectively, have been excluded from the calculation of diluted net income per share as all such securities were anti-dilutive.

Reclassifications

Certain prior period amounts in the unaudited condensed consolidated financial statements have been reclassified to conform to the current period’s presentation.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, (“ASU 2014-09”), “Revenue from Contracts with Customers”. The objective of ASU 2014-19 is to establish a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most of the existing revenue recognition guidance, including industry-specific guidance. The core principle of ASU 2014-09 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the new guidance, an entity will (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the contract’s performance obligations; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. The new guidance is effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2016 for public companies. Early adoption is not permitted. Entities have the option of using either a full retrospective or modified approach to adopt ASU 2014-09. The Company is currently evaluating the new guidance and has not determined the impact this standard may have on its consolidated financial statements nor decided upon the method of adoption.

In June 2014, the FASB issued ASU No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2015. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

Note 1. SWK Holdings Corporation and Summary of Significant Accounting Policies

Nature of Operations See prior comments

SWK Holdings Corporation (the “Company”) was incorporated in July 1996 in California and reincorporated in Delaware in September 1999. In December 2009, the Company sold substantially all of its assets to an unrelated third party ("Asset Sale"). Since the date of the Asset Sale, the Company has been seeking to redeploy their cash to maximize value for their stockholders and were seeking, analyzing and evaluating potential acquisition candidates. Their goal was to redeploy their existing assets to acquire, or invest in, one or more operating businesses with existing or prospective taxable income, or from which they can realize capital gains, that can be offset by use of their net operating loss carryforwards (“NOLs”).

In July 2012, the Company commenced its new corporate strategy of building a specialty finance and asset management business. The Company’s strategy is to be a leading healthcare capital provider by offering sophisticated, customized financing solutions to a broad range of life science companies, institutions and inventors. The Company has initially focused on monetizing cash flow streams derived from commercial-stage products and related intellectual property through royalty purchases and financings, as well as through the creation of synthetic revenue interests in commercialized products. The Company expects to deploy its assets to earn interest, fees, and other income pursuant to this strategy, and the Company continues to identify and review financing and similar opportunities on an ongoing basis. In addition, through the Company’s wholly-owned subsidiary, SWK Advisors LLC, the Company provides non-discretionary investment advisory services to institutional clients in separately managed accounts to similarly invest in life science finance. SWK Advisors LLC is registered as an investment advisor with the Texas State Securities Board. The Company intends to fund transactions through their own working capital, as well as by building their asset management business by raising additional third party capital to be invested alongside the Company’s capital.

The Company intends to fill a niche that they believe is underserved in the sub-$50 million transaction size. Since many of their competitors that provide longer term, royalty-related financing options have much greater financial resources than the Company, they tend to not focus on transaction sizes below $50 million as it is generally inefficient for them to do so. In addition, we do not believe that a sufficient number of other companies offer similar types of long-term financing options to fill the demand of the sub-$50 million market. As such, the Company believes they face less competition from such longer term, royalty investors in transactions that are less than $50 million.

The Company has net operating loss carryforwards (“NOLs”) and believes that the ability to utilize these NOLs is an important and substantial asset. The Company believes that the foregoing business strategies can create value for its stockholders, and produce prospective taxable income (or the ability to generate capital gains) that might permit the Company to utilize the NOLs. The Company is unable to assure investors that it will find suitable financing opportunities or that it will be able to utilize its existing NOLs.

In the third quarter of 2012, the Company purchased an interest in three revenue-producing investment advisory client contracts from PBS Capital Management, LLC, a firm that its current chief executive officer (“CEO”) and current Managing Director control, for $150,000 plus earn out payments through 2016.  This $150,000 payment was treated as compensation expense and is included in general and administrative expenses in the consolidated statements of income (loss) for the year ended December 31, 2012.  The Company’s interest in these contracts can be repurchased, for one dollar, by PBS Capital Management, LLC, in the event that the employment contracts of the Company’s current CEO and current Managing Director are not renewed.

Since implementing its new strategy, the Company has executed nine transactions under its new specialty finance strategy, funding approximately $57,500,000 in various financial products across the life science sector. The Company’s portfolio includes senior and subordinated debt backed by royalties and synthetic royalties paid by companies in the life science sector, purchased royalties generated by sales of life science products and related intellectual property and an unconsolidated equity investment in a company which retains the marketing authorization rights to a pharmaceutical product.

The Company is headquartered in Dallas, Texas.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”).  The consolidated financial statements include the accounts of all subsidiaries and affiliates in which the Company holds a controlling financial interest as of the financial statement date. Normally a controlling financial interest reflects ownership of a majority of the voting interests. The Company consolidates a variable interest entity (“VIE”) when it possesses both the power to direct the activities of the VIE that most significantly impact its economic performance and the Company is either obligated to absorb the losses that could potentially be significant to the VIE or the Company holds the right to receive benefits from the VIE that could potentially be significant to the VIE, after elimination of intercompany accounts and transactions.

The Company owns interests in various partnerships and limited liability companies, or LLCs. The Company consolidates its investments in these partnerships or LLCs, where the Company, as the general partner or managing member, exercises effective control, even though the Company’s ownership may be less than 50%. The related governing agreements provide the Company with broad powers, and the other parties do not participate in the management of the entity and do not have the substantial ability to remove the Company. The Company has reviewed each of the underlying agreements to determine if it has effective control. If circumstances changed and it was determined this control did not exist, this investment would be recorded using the equity method of accounting. Although this would change individual line items within the Company’s consolidated financial statements, it would have no effect on our operations and/or total stockholders’ equity attributable to the Company. The Company operates in one operating segment with a single management team that reports to the chief executive officer, who is the Company’s chief operating decision maker.

Variable Interest Entities

An entity is referred to as a VIE [Defined above] if it possesses one of the following criteria: (i) it is thinly capitalized, (ii) the residual equity holders do not control the entity, (iii) the equity holders are shielded from the economic losses, (iv) the equity holders do not participate fully in the entity's residual economics, or (v) the entity was established with non-substantive voting interests. The Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the activities of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. Along with the VIEs that are consolidated in accordance with these guidelines, the Company also holds variable interests in other VIEs that are not consolidated because it is not the primary beneficiary. The Company continually monitors both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. See Note 4 for further discussion of VIEs.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are required in the determination of revenue recognition, stock-based compensation, impairment of financing receivables and long-lived assets, valuation of warrants, useful lives of property and equipment, income taxes and contingencies and litigation, among others.  Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. The Company’s estimates often are based on complex judgments, probabilities and assumptions that it believes to be reasonable but that are inherently uncertain and unpredictable. For any given individual estimate or assumption made by the Company, there may also be other estimates or assumptions that are reasonable.

The Company regularly evaluates its estimates and assumptions using historical experience and other factors, including the economic environment. As future events and their effects cannot be determined with precision, the Company’s estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause change those estimates and assumptions. Market conditions, such as illiquid credit markets, volatile equity markets, and economic downturn, can increase the uncertainty already inherent in the Company’s estimates and assumptions. The Company adjusts its estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our consolidated financial statements on a prospective basis unless they are required to be treated retrospectively under the relevant accounting standard. It is possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Equity Method Investment

The Company accounts for portfolio companies whose results are not consolidated, but over which it exercises significant influence, under the equity method of accounting. Whether or not the Company exercises significant influence with respect to a partner company depends on an evaluation of several factors including, among others, representation of the Company on the partner company’s board of directors and the Company’s ownership level. Under the equity method of accounting, the Company does not reflect a partner company’s financial statements within the company’s consolidated financial statements; however, the Company’s share of the income or loss of such partner company is reflected in the consolidated statements of income (loss). The Company includes the carrying value of equity method partner companies as part of the investment in unconsolidated entities on the consolidated balance sheets.

When the Company’s carrying value in an equity method partner company is reduced to zero, the Company records no further losses in its consolidated statements of income (loss) unless the Company has an outstanding guarantee obligation or has committed additional funding to such equity method partner company. When such equity method partner company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of the Company’s share of losses not previously recognized.

Finance Receivables

The Company extends credit to customers through a variety of financing arrangements, including revenue interest term loans. The amounts outstanding on loans are referred to as finance receivables and are included in Finance Receivables on the consolidated balance sheets.  It is the Company’s expectation that the loans originated will be held for the foreseeable future or until maturity. In certain situations, for example to manage concentrations and/or credit risk, some or all of certain exposures may be sold. Loans for which the Company has the intent and ability to hold for the foreseeable future or until maturity are classified as held for investment (“HFI”). If the Company no longer has the intent or ability to hold loans for the foreseeable future, then the loans are transferred to held for sale (“HFS”). Loans entered into with the intent to resell are classified as HFS.

If it is determined that a loan should be transferred from HFI to HFS, then the balance is transferred at the lower of cost or fair value. At the time of transfer, a write-down of the loan is recorded as a write-off when the carrying amount exceeds fair value and the difference relates to credit quality, otherwise the write-down is recorded as a reduction in interest and other income, and any loan loss reserve is reversed. Once classified as HFS, the amount by which the carrying value exceeds fair value is recorded as a valuation allowance and is reflected as a reduction to interest and other income.

If it is determined that a loan should be transferred from HFS to HFI, the loan is transferred at the lower of cost or fair value on the transfer date, which coincides with the date of change in management’s intent. The difference between the carrying value of the loan and the fair value, if lower, is reflected as a loan discount at the transfer date, which reduces its carrying value. Subsequent to the transfer, the discount is accreted into earnings as an increase to finance revenue interest income over the life of the loan using the effective interest method.

Finance receivables are stated at their principal amounts inclusive of deferred loan origination fees.  Interest income is credited as earned based on the effective interest rate method except when a finance receivable becomes past due 90 days or more and doubt exists as to the ultimate collection of interest or principal; in those cases the recognition of income is discontinued.

Marketable Investments

Available-for-sale securities are reported at fair value with unrealized gains or losses recorded in accumulated other comprehensive income (loss), net of applicable income taxes. The available-for-sale portfolio as of December 31, 2013 included one debt security. In any case where fair value might fall below amortized cost, the Company would consider whether that security is other-than-temporarily impaired using all available information about the collectability of the security. The Company would not consider that an other-than temporary impairment for a debt security has occurred if (i) the Company does not intend to sell the debt security, (ii) it is not more likely than not that the Company will be required to sell the debt security before recovery of its amortized cost basis and (iii) the present value of estimated cash flows will fully cover the amortized cost of the security. The Company would consider that an other-than-temporary impairment has occurred if any of the above mentioned three conditions are not met.

For a debt security for which an other-than-temporary impairment is considered to have occurred, the Company would recognize the entire difference between the amortized cost and the fair value in earnings if the Company intends to sell the debt security or it is more likely than not that the Company will be able to sell the debt security before recovery of its amortized cost basis. If the Company does not intend to sell the debt security and it is not more likely than not that the Company will be required to sell the debt security before recovery of its amortized cost basis, the Company would separate the difference between the amortized cost and the fair value of the debt security into the credit loss component and the non-credit loss component. The credit loss component would be recognized in earnings and the non-credit loss component would be recognized in other comprehensive income (loss), net of applicable income taxes.

Derivatives

All derivatives held by the Company are recognized in the consolidated balance sheets at fair value. The accounting treatment for subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income (loss). If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income (loss), or recorded in other comprehensive income (loss). The Company had no derivatives designated as hedges as of December 31, 2013 and 2012. The Company holds warrants issued to the Company in conjunction with term loan investments discussed in Note 2. These warrants meet the definition of a derivative and are included in other assets in the consolidated balance sheets. The Company issued a warrant on its own common stock in conjunction with its credit agreement discussed in Note 7. This warrant meets the definition of a derivative and is reflected as a warrant liability at fair value in the consolidated balance sheets.

Revenue Recognition

The Company records interest income on an accrual basis based on the effective interest rate method to the extent that it expects to collect such amounts. The Company recognizes investment management fees as earned over the period the services are rendered.  In general, the majority of investment management fees earned are charged either monthly or quarterly.  Incentive fees, if any, are recognized when earned at the end of the relevant performance period, pursuant to the underlying contract.  Other administrative service revenues are recognized when contractual obligations are fulfilled or as services are provided.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents. There were no such investments at December 31, 2013 or 2012, as all of our cash was held in checking or savings accounts.  At December 31, 2013, cash equivalents were deposited in financial institutions and consisted of immediately available fund balances.  The Company maintains its cash deposits and cash equivalents with well-known and stable financial institutions.

  Accounts Receivable

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The Company determines an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. As of December 31, 2013 and 2012, the allowance for doubtful accounts was zero.

Restricted Cash

Restricted cash consist of third party interest reserve accounts.

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, finance receivables and marketable investments. The Company invests its excess cash with major U.S. banks and financial institutions. The Company has not experienced any losses on its cash and cash equivalents.

The Company performs ongoing credit evaluations of its customers and generally requires collateral.  For the year ended December 31, 2013, three partner companies accounted for 78 percent of total revenue. As of December 31, 2013, three partner companies accounted for 70 percent of accounts receivable. For the year ended December 31, 2012, two partner companies accounted for 89 percent of total revenue. As of December 31, 2012, two partner companies accounted for 97 percent of accounts receivable.

The Company does not expect its current or future credit risk exposures to have a significant impact on its operations. However, there can be no assurance that its business will not experience any adverse impact from credit risk in the future.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are three years for computer equipment, software and furniture and fixtures. Upon retirement or sale, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in operations. Improvements that extend the life of a specific asset are capitalized, while normal maintenance and repairs are charged to operations as incurred.

Segment Reporting

The Company operates in one operating segment with a single management team that reports to the chief executive officer, who is our chief operating decision maker. Accordingly, the Company does not prepare discrete financial information with respect to separate product line and does not have separately reportable segments.

Stock-based Compensation

All stock-based compensation is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense over the requisite service period.  Stock-based compensation expense is reduced for estimated future forfeitures. These estimates are revised in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation expense in the period in which the change in estimate occurs.

For restricted stock, the Company recognizes compensation expense in accordance with the fair value of the Company’s stock as determined on the grant date, amortized over the applicable service period. When vesting of awards is based wholly or in part upon the future performance of the stock price, such terms result in adjustments to the grant date fair value of the award and the derivation of a service period. If service is provided over the derived service period, the adjusted fair value of the awards will be recognized as compensation expense, regardless of whether or not the awards vest.

Non-controlling Interests

Non-controlling interests represent third-party equity ownership in certain of the Company’s consolidated subsidiaries, VIEs or investments and are presented as a component of equity. See Note 4 for further discussion of non-controlling interests.

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to reduce deferred tax assets to an amount where realization is more likely than not.

If the Company ultimately determines that the payment of such a liability is not necessary, then the Company reverses the liability and recognizes a tax benefit during the period in which the determination is made that the liability is no longer necessary. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax benefit in the statements of income (loss).

Comprehensive Income (Loss)

Comprehensive income (loss) and its components attributable to the Company and non-controlling interests have been reported, net of tax, in the consolidated statements of stockholders’ equity and the consolidated statements of comprehensive income (loss).

Net Income (Loss) per Share

Basic net income (loss) per share is computed using the weighted average number of outstanding shares of common stock. Diluted net income (loss) per share is computed using the weighted average number of outstanding shares of common stock and, when dilutive, shares of common stock issuable upon exercise of options and warrants deemed outstanding using the treasury stock method.

The following table shows the computation of basic and diluted income (loss) per share for the following (in thousands, except per share amounts):

	Year Ended
	December 31,
	2013	2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders	$12,862	$(1,421)

Denominator:
Weighted-average shares outstanding	41,343	41,247
Effect of dilutive securities	97	-

Weighted-average diluted shares	41,440	41,247

Basic income (loss) per share	$0.31	$(0.03)
Diluted income (loss) per share	$0.31	$(0.03)

For the years ended December 31, 2013, and 2012, outstanding stock options and warrants to purchase shares of common stock in an aggregate of approximately 4,205,000 and 3,327,500 shares, respectively, have been excluded from the calculation of diluted net income (loss) per share as these securities were anti-dilutive.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. An entity is required to present, either on the face of the statement where net income (loss) is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income (loss) if the amount reclassified is required under GAAP to be reclassified to net income (loss) in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income (loss), an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This standard was effective for interim and annual periods beginning after December 15, 2012 and is to be applied on a prospective basis. The Company adopted ASU 2013-02 and will disclose significant amounts reclassified out of accumulated other comprehensive income (loss) as such transactions arise. ASU 2013-02 affects financial statement presentation only and has no impact on the Company’s results of operations or consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.  Under this new guidance, companies must present this unrecognized tax benefit in the consolidated financial statements as a reduction to deferred tax assets created by net operating losses or other tax credits from prior periods that occur in the same taxing jurisdiction. If the unrecognized tax benefit exceeds such credits it should be presented in the consolidated financial statements as a liability. This update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013. The adoption of this standard is not expected to have any impact on the Company’s operating results and financial position.